Financing Arrangements (Schedule of Long-term Debt) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt	$ 486.7	$ 475.0	$ 468.1
Less current maturities	(25.3)	(25.8)	(17.8)
Less short-term debt	(4.4)	(5.0)
Less unamortized debt issuance costs	(5.0)	(5.2)	(4.5)
Total long-term debt, net of current portion	$ 452.0	$ 439.0	445.8
Revolving credit facility
Debt Instrument [Line Items]
Interest rate at end of period	4.10%	2.80%
Total debt	$ 145.8	$ 132.8	169.0
Term Loan
Debt Instrument [Line Items]
Interest rate at end of period	3.00%	2.88%
Total debt	$ 22.3	$ 23.4	27.9
Industrial Equipment Group European Facilities
Debt Instrument [Line Items]
Stated interest rate	3.25%
Total debt	$ 26.7	26.4
Senior Notes due 2021
Debt Instrument [Line Items]
Stated interest rate	8.125%
Total debt	$ 250.0	250.0	250.0
Capital Leases
Debt Instrument [Line Items]
Total debt	19.9	18.8	17.7
Other
Debt Instrument [Line Items]
Total debt	$ 22.0	$ 23.6	3.5
Scenario, Previously Reported
Debt Instrument [Line Items]
Debt issuance costs			$ 4.5